Important Notice Regarding
Changes to Fund Names
SSGA Active Trust
(the “Trust”)
Supplement dated October 21, 2025 to the currently effective Summary Prospectuses, Prospectuses and Statements of Additional Information of certain series of the Trust (each, a “Fund”), as may be supplemented from time to time
Effective October 31, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to each Fund’s name in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
SPDR® Blackstone High Income ETF	State Street® Blackstone High Income ETF
SPDR® Blackstone Senior Loan ETF	State Street® Blackstone Senior Loan ETF
SPDR® DoubleLine® Emerging Markets Fixed Income ETF	State Street® DoubleLine® Emerging Markets Fixed Income ETF
SPDR® DoubleLine® Short Duration Total Return Tactical ETF	State Street® DoubleLine® Short Duration Total Return Tactical ETF
SPDR® DoubleLine® Total Return Tactical ETF	State Street® DoubleLine® Total Return Tactical ETF
SPDR® SSGA Fixed Income Sector Rotation ETF	State Street® Fixed Income Sector Rotation ETF
SPDR® SSGA Global Allocation ETF	State Street® Global Allocation ETF
SPDR® SSGA Income Allocation ETF	State Street® Income Allocation ETF
SPDR® Loomis Sayles Opportunistic Bond ETF	State Street® Loomis Sayles Opportunistic Bond ETF
SPDR® SSGA Multi-Asset Real Return ETF	State Street® Multi-Asset Real Return ETF
SPDR® Nuveen Municipal Bond ESG ETF	State Street® Nuveen Municipal Bond ESG ETF
SPDR® Nuveen Municipal Bond ETF	State Street® Nuveen Municipal Bond ETF
SPDR® SSGA Ultra Short Term Bond ETF	State Street® Ultra Short Term Bond ETF
SPDR® SSGA US Equity Premium Income ETF	State Street® US Equity Premium Income ETF
SPDR® SSGA US Sector Rotation ETF	State Street® US Sector Rotation ETF
These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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